Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Sales	$ 5,556	$ 5,418	$ 5,363
% of sales	100.00%	100.00%	100.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 903	$ 1,091	$ 1,070
% of sales	16.00%	20.00%	20.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 848	$ 724	$ 669
% of sales	15.00%	13.00%	12.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 656	$ 594	$ 521
% of sales	12.00%	11.00%	10.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 365	$ 378	$ 392
% of sales	7.00%	7.00%	7.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 382	$ 328	$ 306
% of sales	7.00%	6.00%	6.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 262	$ 264	$ 258
% of sales	5.00%	5.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 223	$ 171	$ 237
% of sales	4.00%	3.00%	4.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 267	$ 265	$ 226
% of sales	5.00%	5.00%	4.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 211	$ 200	$ 199
% of sales	4.00%	4.00%	4.00%
Australia [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 126	$ 85	$ 187
% of sales	2.00%	2.00%	3.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,313	$ 1,318	$ 1,298
% of sales	23.00%	24.00%	25.00%